Other Assets (Tables)	6 Months Ended
Jun. 30, 2024
Other Assets [Abstract]
Schedule of Other Assets
	As of June 30, 2024 (unaudited)	As of December 31, 2023
	(in €)
Non-current other assets
Prepaid expenses	230,750	257,267
Total	230,750	257,267
Current other assets
Prepayments on research & development projects	3,450,064	3,670,167
Prepaid expenses	1,113,552	272,999
Others	302,135	93,482
Total	4,865,751	4,036,648
Total other assets	5,096,501	4,293,915